Organization and Principal Activities - Schedule of Company's Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Kang Fu International Medical Co., Limited (“Kang Fu”) [Member]
Schedule of Company
Registered Location	Hong Kong
Percentage of ownership	100% by Meihua
Date of Incorporation	Oct. 13, 2015
Principal activities	Investment holding
Yangzhou Huada Medical Device Co., Ltd. (“Huada”) [Member]
Schedule of Company
Registered Location	Yangzhou
Percentage of ownership	100% by Kang Fu
Date of Incorporation	Dec. 24, 2001
Principal activities	Medical Equipment Sales
Jiangsu Yada Technology Group Co., Ltd. (“Yada”) [Member]
Schedule of Company
Registered Location	Yangzhou
Percentage of ownership	100% by Huada
Date of Incorporation	Dec. 05, 1991
Principal activities	Medical Equipment Sales
Jiangsu Huadong Medical Device Industrial Co., Ltd. (“Huadong”) [Member]
Schedule of Company
Registered Location	Yangzhou
Percentage of ownership	100% by Yada
Date of Incorporation	Nov. 18, 2000
Principal activities	Medical Equipment Sales
Hainan Ruiying technology Co., Ltd. (“Hainan Ruiying”) [Member]
Schedule of Company
Registered Location	Hainan
Percentage of ownership	51% by Huadong
Date of Incorporation	Oct. 25, 2023
Principal activities	Medical Equipment Sales